Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	1 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Common stock, conversion ratio	1.134140	1.134140